Services payable (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of service payable

	December 31, 2025	December 31, 2024

Service providers	635,144	415,873
Municipal Transfers	448,224	563,301
FAUSP	1,361,348	395,179
Other services	327,700	64,154
Total	2,772,416	1,438,507